Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Wind Farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lifetime	25-30 years
Depreciation method	Straight line
Wind Farms [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.33%
Wind Farms [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%
Photovoltaic Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lifetime	30-35 years
Depreciation method	Straight line
Photovoltaic Systems [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.86%
Photovoltaic Systems [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.33%
Battery Energy Storage Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lifetime	25 years
Depreciation rates	4.00%
Depreciation method	Straight line
Automatic Cleaning Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lifetime	20 years
Depreciation rates	5.00%
Depreciation method	Straight line
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lifetime	3-14 years
Depreciation method	Straight line
Others [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%
Others [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	33.33%